Organization and Business Operations	12 Months Ended
Jun. 30, 2014
Organization and Business Operations [Abstract]
Organization and Business Operations
(1)	Organization and Business Operations

Globe Specialty Metals, Inc. and subsidiaries (GSM, the Company, we, or our) is among the world's largest producers of silicon metal and silicon-based alloys, important ingredients in a variety of industrial and consumer products. The Company's customers include major silicone chemical, aluminum and steel manufacturers, auto companies and their suppliers, ductile iron foundries, manufacturers of photovoltaic solar cells and computer chips, and concrete producers.

On November 13, 2006, the Company acquired Globe Metallurgical, Inc. (GMI), a manufacturer of silicon metal and silicon-based alloys. GMI owns and operates plants in Beverly, Ohio, Alloy, West Virginia, Niagara Falls, New York, and Selma, Alabama. GMI's products are sold primarily to the silicone chemical, aluminum, metal casting, and solar cell industries, primarily in the United States, Canada, and Mexico. GMI also owns Norchem, Inc. (Norchem). Norchem manufactures and sells additives that enhance the durability of concrete, refractory material, and oil well conditioners. GMI sells silica fume (also known as microsilica), a by-product of its ferrosilicon metal and silicon metal production process, to Norchem, as well as other companies.

On November 20, 2006, the Company acquired Stein Ferroaleaciones S.A. (SFA), an Argentine manufacturer of silicon-based alloys, and SFA's affiliate, UltraCore Polska Sp.z.o.o. (UCP), a Polish manufacturer of cored wire alloys. SFA was renamed Globe Metales S.A. (Globe Metales). Globe Metales is headquartered in Buenos Aires, Argentina and operates a silicon-based alloy manufacturing plant in Mendoza province, Argentina and cored wire packing plants in San Luis province, Argentina and Police, Poland. Globe Metales' products are important ingredients in the manufacturing of steel, ductile iron, machine and auto parts, and pipe.

On January 31, 2007, the Company acquired Camargo Correa Metais S.A. (CCM), one of Brazil's largest producers of silicon metal and silica fume. CCM was renamed Globe Metais Indústria e Comércio S.A. (Globe Metais). On November 5, 2009, the Company sold 100% of its interest in Globe Metais. The sale of the Company's equity interest in Globe Metais was executed in connection with the sale of a 49% membership interest in WVA Manufacturing, LLC (WVA LLC), a newly formed entity by the Company, to Dow Corning Corporation (Dow Corning).

On February 29, 2008, the Company completed the acquisition of approximately 81% of Solsil, Inc. (Solsil). Solsil is continuing to develop its technology to produce upgraded metallurgical grade silicon through a proprietary metallurgical process for use in photovoltaic (solar) cells. Solsil is not presently producing material for commercial sale. The Company owns 97.25% of Solsil.

On May 15, 2008, the Company purchased an ownership interest of approximately 58% of Ningxia Yonvey Coal Industrial Co., Ltd (Yonvey). Yonvey is a producer of carbon electrodes, an important input in the silicon metal production process. Yonvey now principally supplies its electrodes to our subsidiaries. Yonvey's operations are located in Chonggang Industrial Park, Shizuishan in the Ningxia Hui Autonomous Region of China. On November 28, 2008, the Company increased its interest by an additional 12%. In January 2013, the Company purchased an additional 28% ownership interest in Yonvey, bringing the Company's ownership interest in Yonvey to 98%.

On April 1, 2010, the Company acquired Core Metals Group Holdings LLC (Core Metals). Core Metals is a leading producer, marketer, and distributor of ferroalloys and specialty materials for the North American steel and foundry industry. The acquisition was made to strengthen the Company's growing ferrosilicon business and expand the line of products and services it offers to steel markets around the world.

On July 28, 2011, the Company acquired Alden Resources, LLC (Alden) and Gatliff Services, LLC (Gatliff), collectively known as Alden. Alden is North America's leading miner, processor and supplier of specialty metallurgical coal to the silicon and silicon-based alloy industries.  The acquisition was made in order to secure a stable, long-term and low-cost supply of specialty metallurgical coal, a key ingredient in the production of silicon metal and silicon-based alloys.

On June 13, 2012, the Company acquired Becancour Silicon Metal Inc.'s (BSI) 51% equity interest in Quebec Silicon Limited Partnership (QSLP), collectively known as Quebec Silicon. The Company operates Quebec Silicon's silicon metal plant located in Becancour, Quebec with its joint venture partner Dow Corning.

  On November 21, 2013, the Company purchased 100% of the outstanding shares of Silicon Technology (Pty) Ltd. (Siltech). Siltech is a silicon-based alloy producer in South Africa. The acquisition was made to increase the Company's current silicon-based alloy capacity.  The Siltech facility was in an idled status when purchased. The Company intends to restart operations at the facility in the second half of calendar year 2014.

See note 3 (Business Combinations) for additional information regarding business combinations.